SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepaid expenses	$ 582,278	$ 502,837	$ 582,278
Exploration cost	$ 3,204,629	$ 5,221,001	$ 10,225,652
Minimum
Property and equipment
Estimated useful life	1 year
Maximum
Property and equipment
Estimated useful life	25 years